Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
Other payables and accruals

25. Other payables and accruals

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Accruals	19,387	15,700
Payable to database suppliers	47,392	13,442
Loans due to third parties *	11,962	16,900
VAT, and other taxes payable	5,520	28,078
Payable to agents	73	9,184
Interest payables	4,47	1,911
Others	—	2,644
Total other payables and accruals	88,804	87,859
Current	88,804	87,859

Other payables are non-interest bearing and normally settled within one year.

*	Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.